UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      McAdams Wright Ragen, Inc.

Address:   925 Fourth Avenue, Suite 3900
           Seattle, WA  98104


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Michelle E. Heyne
Title:  Chief Compliance Officer
Phone:  206-664-8865

Signature,  Place,  and  Date  of  Signing:

/s/ Michelle E. Heyne              Seattle, Washington                2/12/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

13F File Number  Name

29-06910         Ken Roberts Investment Management Inc.
---------------  ---------------------------------------------------------------
28-13411         Envestnet Asset Management Inc.
---------------  ---------------------------------------------------------------

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:             106

Form 13F Information Table Value Total:  $      101,412
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
3M COMPANY                     COM            88579Y101     1877    22711          SOLE                   0      0  22711
ABB LTD SPONSORED ADR          COM            375204         556    29124          SOLE                   0      0  29124
ABBOTT LABORATORIES            COM            2824100        345     6392          SOLE                   0      0   6392
ABERDEEN ASIA PAC INC FUND     COM            3009107        874   140527          SOLE                   0      0 140527
ALASKA AIR GROUP               COM            11659109       387    11200          SOLE                   0      0  11200
ALLIANCE BERNSTEIN INCOME FUND COM            1.88E+104      287    34800          SOLE                   0      0  34800
AMAZON.COM INC                 COM            23135106       380     2825          SOLE                   0      0   2825
AMERICAN WATER WORKS CO INC    COM            30420103       437    19500          SOLE                   0      0  19500
AMGEN INC                      COM            31162100       695    12281          SOLE                   0      0  12281
ANTARES PHARMA INC             COM            36642106       141   124000          SOLE                   0      0 124000
AVISTA CORP                    COM            05379B107      288    13350          SOLE                   0      0  13350
BANNER CORP COM                COM            06652V109       52    19417          SOLE                   0      0  19417
BARRICK GOLD CORP COM          COM            67901108       243     6166          SOLE                   0      0   6166
BERKSHIRE HATHAWAY INC CL B    COM            84670207       493      150          SOLE                   0      0    150
BOEING CO                      COM            97023105       577    10664          SOLE                   0      0  10664
BOSTON SCIENTIFIC CORP         COM            101137107      557    61913          SOLE                   0      0  61913
BP PLC SPON ADR                COM            55622104       607    10466          SOLE                   0      0  10466
BUCKEYE PARTNERS LP            LP             118230101      204     3750          SOLE                   0      0   3750
CANADIAN PAC RAILWAY LTD       COM            13645T100      445     8250          SOLE                   0      0   8250
CASCADE FINL CORP              COM            147272108       34    15290          SOLE                   0      0  15290
CHEVRON CORP NEW               COM            166764100     1379    17914          SOLE                   0      0  17914
CISCO SYS INC                  COM            17275R102      216     9027          SOLE                   0      0   9027
CITIGROUP INC                  COM            172967101      112    33940          SOLE                   0      0  33940
COMCAST CORP NEW CL A          COM            20030N101     1558    92424          SOLE                   0      0  92424
CONCUR TECHNOLOGIES INC        COM            206708109      960    22449          SOLE                   0      0  22449
CONOCOPHILLIPS                 COM            20825C104      708    13871          SOLE                   0      0  13871
CORNING INC                    COM            219350105      237    12298          SOLE                   0      0  12298
COSTCO WHOLESALE CORP          COM            22160K105      743    12565          SOLE                   0      0  12565
CURRENCYSHARES AUSTRALIAN DOLL COM            23129U101      419     4650          SOLE                   0      0   4650
DU PONT EI DE NEMOURS & CO     COM            263534109      805    23922          SOLE                   0      0  23922
EL PASO PIPELINE PARTNERS LP   LP             283702108      819    31535          SOLE                   0      0  31535
ELECTRONIC ARTS                COM            285512109     1334    75129          SOLE                   0      0  75129
ENTERPRISE PRODS PARTNERS LP   LP             293792107     1891    60199          SOLE                   0      0  60199
EXELON CORP                    COM            30161N101      281     5745          SOLE                   0      0   5745
EXPEDITORS INTL WASH INC       COM            302130109     1608    46235          SOLE                   0      0  46235
EXXON MOBIL CORP               COM            30231G102      259     3798          SOLE                   0      0   3798
FEDERATED INVESTORS INC CL B   COM            314211103     1366    49675          SOLE                   0      0  49675
FEDEX CORP                     COM            31428X106      204     2450          SOLE                   0      0   2450
FIRST FINANCIAL NORTHWEST INC  COM            32022K102       98    15000          SOLE                   0      0  15000
FORD MTR CO DEL                COM            345370860      105    10500          SOLE                   0      0  10500
FORD MTR CO CAP TR II          PFD            345395206      260     6520          SOLE                   0      0   6520
FORWARD AIR CORP               COM            349853101      698    27880          SOLE                   0      0  27880
GENERAL ELECTRIC CO            COM            369604103     1110    73394          SOLE                   0      0  73394
GLAXOSMITHKLINE PLC SPON ADR   COM            37733W105      994    23517          SOLE                   0      0  23517
GLOBAL INDS LTD                COM            379336100      119    16750          SOLE                   0      0  16750
GRACO INC                      COM            384109104      226     7900          SOLE                   0      0   7900
HEINZ HJ CO                    COM            423074103      448    10467          SOLE                   0      0  10467
HERSHEY CO                     COM            427866108      679    18975          SOLE                   0      0  18975
HOME DEPOT INC                 COM            437076102     1387    47952          SOLE                   0      0  47952
INTEL CORP                     COM            458140100     2868   140593          SOLE                   0      0 140593
ITNL RECTIFIER CORP            COM            460254105      320    14460          SOLE                   0      0  14460
ISHARES TR INDEX SCI EAFE      COM            464287465      881    15935          SOLE                   0      0  15935
JOHNSON & JOHNSON              COM            478160104     2449    38022          SOLE                   0      0  38022
KIMBERLY CLARK CORP            COM            494368103     3301    51819          SOLE                   0      0  51819
KRAFT FOODS INC CL A           COM            50075N104     1152    42384          SOLE                   0      0  42384
LML PAYMENT SYSTEMS INC        COM            50208P109       19    13500          SOLE                   0      0  13500
LSI CORP                       COM            502161102       66    11000          SOLE                   0      0  11000
LILLY ELI & CO                 COM            532457108      528    14773          SOLE                   0      0  14773
M&T BANK CORP                  COM            55261F104     1052    15730          SOLE                   0      0  15730
MEDTRONIC CORP                 COM            585055106      785    17860          SOLE                   0      0  17860

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1               COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ -------------- --------- -------- ----------------- ---------- -------- ------------------
                                                         VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS SOLE SHARED  NONE
------------------------------ -------------- --------- -------- -------- --- ---- ---------- -------- ---- ------ ------
MERCK & CO INC NEW             COM            58933Y105      306     8369          SOLE                   0      0   8369
MICRON TECHNOLOGY              COM            595112103      449    42475          SOLE                   0      0  42475
MICROSOFT CORP                 COM            594918104     5308   174152          SOLE                   0      0 174152
MORGAN STANLEY ASIA PACIFIC FD COM            61744U106      810    55300          SOLE                   0      0  55300
MOTOROLA INC                   COM            620076109      155    20000          SOLE                   0      0  20000
MURPHY OIL CORP                COM            626717102      822    15165          SOLE                   0      0  15165
NEW YORKCOMMUNITY BANCORP      COM            649445103      625    43040          SOLE                   0      0  43040
NEWELL RUBBERMAID INC          COM            651229106      792    52750          SOLE                   0      0  52750
NEWMONT MNG CORP HLDG          COM            651639106      392     8290          SOLE                   0      0   8290
NORDSTROM INC                  COM            655664100      278     7400          SOLE                   0      0   7400
NUVEEN MUN VALUE FD            COM            670928100      125    12900          SOLE                   0      0  12900
PACCAR INC                     COM            693718108      871    24008          SOLE                   0      0  24008
PENN VA RESOURCE PARTNERS LC   COM            707884102     1216    56400          SOLE                   0      0  56400
PEPSICO INC                    COM            713448108     2706    44514          SOLE                   0      0  44514
PFIZER INC                     COM            717081103     2249   123623          SOLE                   0      0 123623
PLUM CREEK TIMBER CO INC       COM            729251108      607    16088          SOLE                   0      0  16088
PNM RESOURCES INC              COM            69349H107      951    75195          SOLE                   0      0  75195
POTLATCH CORP NEW COM          COM            737630103      864    27103          SOLE                   0      0  27103
RAYONIER INC                   COM            754907103      405     9600          SOLE                   0      0   9600
ROYAL DUTCH SHELL PLC SPON ADR COM            780259107     1048    18024          SOLE                   0      0  18024
SAFEWAY INC                    COM            786514208      768    36065          SOLE                   0      0  36065
SARA LEE CORP                  COM            803111103      787    64600          SOLE                   0      0  64600
SMUCKER JM CO NEW              COM            832696405      561     9085          SOLE                   0      0   9085
SOUTHERN CO                    COM            842587107      691    20750          SOLE                   0      0  20750
SPRINT NEXTEL CORP             COM            852061100      421   115101          SOLE                   0      0 115101
STARBUCKS CORP                 COM            855244109     1073    46515          SOLE                   0      0  46515
SWISS HELVETIA FUND INC        COM            870875101      341    29332          SOLE                   0      0  29332
SYSCO CORP                     COM            871829107     1205    43136          SOLE                   0      0  43136
TALBOTS INC                    COM            874161102      223    25000          SOLE                   0      0  25000
TARGET CORP                    COM            8.88E+111      472     9756          SOLE                   0      0   9756
TEMPLETON GLOBAL INCOME FD INC COM            880198106      119    12546          SOLE                   0      0  12546
TEVA PHARMACEUTICAL INDS LTD A COM            881624209      652    11610          SOLE                   0      0  11610
THERMO FISHER SCIENTIFIC INC   COM            883556102      513    10755          SOLE                   0      0  10755
UNITED PARCEL SVC INC CL B     COM            911312106      359     6262          SOLE                   0      0   6262
US BANCORP DEL                 COM            902973304      752    33393          SOLE                   0      0  33393
VERIZON COMMUNICATIONS         COM            92343V104     2655    80142          SOLE                   0      0  80142
WTB FINL CORP CMT CL B         COM            929334209      627     8958          SOLE                   0      0   8958
WAL-MART STORES INC            COM            931142103      468     8751          SOLE                   0      0   8751
WASHINGTON FEDERAL INC         COM            938824109     3210   165964          SOLE                   0      0 165964
WEYERHAUSER CO                 COM            962166104     1592    36895          SOLE                   0      0  36895
WHIRLPOOL CORP                 COM            963320106    13985    17335          SOLE                   0      0  17335
WILEY JOHN & SONS INC CL A     COM            968223206      440    10500          SOLE                   0      0  10500
WYETH                          COM            983024100     2905    59805          SOLE                   0      0  59805
XILINX INC                     COM            983919101      216     8625          SOLE                   0      0   8625
YAHOO INC                      COM            984332106     1066    63500          SOLE                   0      0  63500
ZYMOGENETICS INC               COM            98985T109      409    64025          SOLE                   0      0  64025